April 30, 2010


Securities and Exchange Commission
Public Filing Desk
101 F Street, N.E.
Washington, DC 20549


Re:   Touchstone Variable Series Trust
      File No. 33-76566

Ladies and Gentlemen:

On behalf of the Touchstone Variable Series Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933. The Amendment incorporates Registrant's audited financial statements for the period ended December 31, 2009. The undersigned represents that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary